Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	$ 304,278	$ 313,571
Other financial liabilities	18,815,435	25,696,064
Derivative instruments	21,045,216	48,981,953
Other financial liabilities	781,978,145	854,016,751
Financial Liabilities Held for Trading [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	1,255,478	7,369,481
Total current	1,255,478	7,369,481
Derivative instruments		2,987,830
Total non-current		2,987,830
Total	1,255,478	10,357,311
Loans and Payables [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	17,255,679	18,013,012
Other financial liabilities	430,340,275	441,818,602
Total current	447,595,954	459,831,614
Interest-bearing loans	760,932,929	802,046,968
Other financial liabilities	951,161	1,704,549
Total non-current	761,884,090	803,751,517
Total	1,209,480,044	1,263,583,131
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	304,278	313,571
Total current	304,278	313,571
Derivative instruments	21,045,216	48,981,953
Total non-current	21,045,216	48,981,953
Total	$ 21,349,494	$ 49,295,524